30. Segment information (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Net operating revenue	R$ 49,388	R$ 44,634	R$ 41,454
Gross profit	11,554	10,988	9,800
Depreciation and amortization	(840)	(779)	(707)
Profit from operations before net financial expenses and share of profit of associates	2,144	1,571	797
Net financial expenses	(474)	(730)	(903)
Share of profit of associates	33	(89)	21
Profit (loss) before income tax and social contribution	1,703	752	(85)
Income tax and social contribution	(449)	(297)	(24)
Net income (loss) for continued operations	1,254	455	(109)
Net income (loss) for discontinued operations	(74)	356	(1,036)
Net income (loss) for the year	1,180	811	(1,145)
Current assets	36,304	33,016	31,486
Noncurrent assets	16,545	14,691	13,565
Current liabilities	32,785	28,992	27,582
Noncurrent liabilities	6,125	5,674	5,052
Shareholders' equity	13,939	13,041	12,417	R$ 13,274
Food Retail
Disclosure of operating segments [line items]
Net operating revenue	26,489	26,194	26,967
Gross profit	7,389	8,036	7,624
Depreciation and amortization	(608)	(604)	(576)
Profit from operations before net financial expenses and share of profit of associates	677	749	320
Net financial expenses	(428)	(682)	(808)
Share of profit of associates	79	48	41
Profit (loss) before income tax and social contribution	228	115	(448)
Income tax and social contribution	18	(63)	76
Net income (loss) for continued operations	246	52	(372)
Net income (loss) for discontinued operations	(28)	(33)	(78)
Net income (loss) for the year	218	19	(450)
Current assets	7,680	7,187
Noncurrent assets	11,532	11,150
Current liabilities	8,245	7,966
Noncurrent liabilities	5,716	4,973
Shareholders' equity	5,251	5,398
Cash & Carry
Disclosure of operating segments [line items]
Net operating revenue	22,899	18,440	14,487
Gross profit	4,165	2,952	2,176
Depreciation and amortization	(232)	(175)	(131)
Profit from operations before net financial expenses and share of profit of associates	1,567	822	477
Net financial expenses	(46)	(48)	(95)
Share of profit of associates	0	0	0
Profit (loss) before income tax and social contribution	1,521	774	383
Income tax and social contribution	(467)	(234)	(100)
Net income (loss) for continued operations	1,054	540	283
Net income (loss) for discontinued operations	0	0	0
Net income (loss) for the year	1,054	540	283
Current assets	4,218	3,090
Noncurrent assets	5,029	3,569
Current liabilities	5,248	3,414
Noncurrent liabilities	409	701
Shareholders' equity	3,590	2,544
Assets held for sale and discontinued operations
Disclosure of operating segments [line items]
Net operating revenue	0	0	0
Gross profit	0	0	0
Depreciation and amortization	0	0	0
Profit from operations before net financial expenses and share of profit of associates	0	0	0
Net financial expenses	0	0	0
Share of profit of associates	0	0	0
Profit (loss) before income tax and social contribution	0	0	0
Income tax and social contribution	0	0	0
Net income (loss) for continued operations	0	0	0
Net income (loss) for discontinued operations	(46)	389	(958)
Net income (loss) for the year	(46)	389	(958)
Current assets	24,557	22,996
Noncurrent assets	0	0
Current liabilities	19,459	17,897
Noncurrent liabilities	0	0
Shareholders' equity	5,098	5,099
Subtotal
Disclosure of operating segments [line items]
Net operating revenue	49,388	44,634	41,454
Gross profit	11,554	10,988	9,800
Depreciation and amortization	(840)	(779)	(707)
Profit from operations before net financial expenses and share of profit of associates	2,144	1,571	797
Net financial expenses	(474)	(730)	(903)
Share of profit of associates	79	48	41
Profit (loss) before income tax and social contribution	1,749	889	(65)
Income tax and social contribution	(449)	(297)	(24)
Net income (loss) for continued operations	1,300	592	(89)
Net income (loss) for discontinued operations	(74)	356	(1,036)
Net income (loss) for the year	1,226	948	(1,125)
Current assets	36,455	33,273
Noncurrent assets	16,561	14,719
Current liabilities	32,952	29,277
Noncurrent liabilities	6,125	5,674
Shareholders' equity	13,939	13,041
Eliminations/Others
Disclosure of operating segments [line items]
Net operating revenue	0	0	0
Gross profit	0	0	0
Depreciation and amortization	0	0	0
Profit from operations before net financial expenses and share of profit of associates	0	0	0
Net financial expenses	0	0	0
Share of profit of associates	(46)	(137)	(20)
Profit (loss) before income tax and social contribution	(46)	(137)	(20)
Income tax and social contribution	0	0	0
Net income (loss) for continued operations	(46)	(137)	(20)
Net income (loss) for discontinued operations	0	0	0
Net income (loss) for the year	(46)	(137)	R$ (20)
Current assets	(151)	(257)
Noncurrent assets	(16)	(28)
Current liabilities	(167)	(285)
Noncurrent liabilities	0	0
Shareholders' equity	R$ 0	R$ 0